Supplemental Parent and Guarantor Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations (in millions of dollars):

	Year Ended December 31, 2013
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$74,603	$9,313	$40,733	$(52,505)	$72,144
Cost of sales	66,281	9,088	38,541	(52,512)	61,398

GROSS MARGIN	8,322	225	2,192	7	10,746
Selling, administrative and other expenses	4,057	177	815	169	5,218
Research and development expenses, net	2,256	—	64	—	2,320
Restructuring (income) expenses, net	(2)	(11)	(1)	—	(14)
Interest expense	934	13	140	(52)	1,035
Interest income	(27)	(2)	(25)	13	(41)
Loss on extinguishment of debt	24	—	—	—	24

INCOME (LOSS) BEFORE INCOME TAXES	1,080	48	1,199	(123)	2,204
Income tax expense (benefit)	(20)	—	(528)	(5)	(553)
Equity in net (income) loss of subsidiaries	(1,657)	(34)	—	1,691	—

NET INCOME (LOSS)	2,757	82	1,727	(1,809)	2,757
Other comprehensive income (loss)	3,274	—	530	(530)	3,274

TOTAL COMPREHENSIVE INCOME (LOSS)	$6,031	$82	$2,257	$(2,339)	$6,031

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$68,634	$8,584	$37,776	$(49,210)	$65,784
Cost of sales	60,191	8,450	35,849	(49,140)	55,350

GROSS MARGIN	8,443	134	1,927	(70)	10,434
Selling, administrative and other expenses	4,139	229	665	146	5,179
Research and development expenses, net	2,288	1	35	—	2,324
Restructuring (income) expenses, net	(1)	(59)	(1)	—	(61)
Interest expense	982	12	144	(44)	1,094
Interest income	(17)	(1)	(26)	—	(44)

INCOME (LOSS) BEFORE INCOME TAXES	1,052	(48)	1,110	(172)	1,942
Income tax expense (benefit)	15	—	259	—	274
Equity in net (income) loss of subsidiaries	(631)	(30)	—	661	—

NET INCOME (LOSS)	1,668	(18)	851	(833)	1,668
Other comprehensive income (loss)	(2,882)	—	(131)	131	(2,882)

TOTAL COMPREHENSIVE INCOME (LOSS)	$(1,214)	$(18)	$720	$(702)	$(1,214)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$55,616	$6,282	$31,829	$(38,746)	$54,981
Cost of sales	48,839	6,326	30,006	(38,749)	46,422

GROSS MARGIN	6,777	(44)	1,823	3	8,559
Selling, administrative and other expenses	3,745	158	582	266	4,751
Research and development expenses, net	1,648	—	26	—	1,674
Restructuring (income) expenses, net	12	(8)	(1)	—	3
Interest expense	1,067	3	225	(57)	1,238
Interest income	(14)	(1)	(24)	—	(39)
Loss on extinguishment of debt	170	—	381	—	551

INCOME (LOSS) BEFORE INCOME TAXES	149	(196)	634	(206)	381
Income tax expense (benefit)	15	(1)	182	2	198
Equity in net (income) loss of subsidiaries	(49)	(26)	—	75	—

NET INCOME (LOSS)	183	(169)	452	(283)	183
Other comprehensive income (loss)	(2,987)	(1)	(936)	937	(2,987)

TOTAL COMPREHENSIVE INCOME (LOSS)	$(2,804)	$(170)	$(484)	$654	$(2,804)

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets (in millions of dollars):

	December 31, 2013
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$10,256	$171	$2,917	$—	$13,344
Restricted cash	1	—	7	—	8
Trade receivables, net	423	310	428	—	1,161
Inventories	3,168	121	2,809	(209)	5,889
Prepaid expenses and other assets
Due from subsidiaries	—	—	170	(170)	—
Other	446	567	634	—	1,647
Deferred taxes	19	1	464	—	484

TOTAL CURRENT ASSETS	14,313	1,170	7,429	(379)	22,533
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	11,328	576	4,300	(133)	16,071
Equipment and other assets on operating leases, net	841	283	305	(38)	1,391

TOTAL PROPERTY AND EQUIPMENT	12,169	859	4,605	(171)	17,462
OTHER ASSETS:
Advances to related parties and other financial assets
Due from subsidiaries	1,782	168	111	(2,061)	—
Other	32	—	3	—	35
Investment in subsidiaries	4,684	161	—	(4,845)	—
Restricted cash	311	—	14	—	325
Goodwill	1,361	—	—	—	1,361
Other intangible assets, net	3,279	24	991	(919)	3,375
Prepaid expenses and other assets	267	13	157	—	437
Deferred taxes	27	—	315	—	342

TOTAL OTHER ASSETS	11,743	366	1,591	(7,825)	5,875

TOTAL ASSETS	$38,225	$2,395	$13,625	$(8,375)	$45,870

CURRENT LIABILITIES:
Trade liabilities	$7,956	$164	$2,523	$—	$10,643
Accrued expenses and other liabilities
Due to subsidiaries	1,646	696	—	(2,342)	—
Other	6,715	65	3,050	—	9,830
Current maturities of financial liabilities
Due to subsidiaries	2	—	170	(172)	—
Other	332	—	159	—	491
Deferred revenue	1,142	59	125	(28)	1,298
Deferred taxes	—	—	43	—	43

TOTAL CURRENT LIABILITIES	17,793	984	6,070	(2,542)	22,305
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	10,413	160	1,187	—	11,760
Financial liabilities
Due to subsidiaries	—	—	—	—	—
Other	10,433	—	1,377	—	11,810
Deferred revenue	750	138	212	—	1,100
Deferred taxes	78	—	59	—	137

TOTAL LONG-TERM LIABILITIES	21,674	298	2,835	—	24,807
MEMBERS’ INTEREST (DEFICIT):
Membership interests	—	—	409	(409)	—
Contributed capital	2,633	1,660	1,915	(3,575)	2,633
Accumulated income (losses)	171	(547)	2,936	(2,389)	171
Accumulated other comprehensive loss	(4,046)	—	(540)	540	(4,046)

TOTAL MEMBERS’ INTEREST (DEFICIT)	(1,242)	1,113	4,720	(5,833)	(1,242)

TOTAL LIABILITIES AND MEMBERS’ INTEREST (DEFICIT)	$38,225	$2,395	$13,625	$(8,375)	$45,870

Condensed Consolidating Balance Sheets —Continued

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$9,110	$127	$2,377	$—	$11,614
Restricted cash	28	—	—	—	28
Trade receivables, net	473	357	349	—	1,179
Inventories	2,621	152	2,444	(219)	4,998
Prepaid expenses and other assets
Due from subsidiaries	—	—	454	(454)	—
Other	323	399	386	—	1,108
Deferred taxes	—	1	20	2	23

TOTAL CURRENT ASSETS	12,555	1,036	6,030	(671)	18,950
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	10,596	607	4,424	(136)	15,491
Equipment and other assets on operating leases, net	468	264	277	(33)	976

TOTAL PROPERTY AND EQUIPMENT	11,064	871	4,701	(169)	16,467
OTHER ASSETS:
Advances to related parties and other financial assets
Due from subsidiaries	1,085	—	112	(1,197)	—
Other	47	—	—	—	47
Investment in subsidiaries	2,328	127	—	(2,455)	—
Restricted cash	329	—	14	—	343
Goodwill	1,361	—	—	—	1,361
Other intangible assets, net	3,254	25	1,065	(984)	3,360
Prepaid expenses and other assets	278	9	116	—	403
Deferred taxes	—	—	40	—	40

TOTAL OTHER ASSETS	8,682	161	1,347	(4,636)	5,554

TOTAL ASSETS	$32,301	$2,068	$12,078	$(5,476)	$40,971

CURRENT LIABILITIES:
Trade liabilities	$7,171	$183	$2,380	$—	$9,734
Accrued expenses and other liabilities
Due to subsidiaries	1,428	139	—	(1,567)	—
Other	5,847	44	2,627	—	8,518
Current maturities of financial liabilities
Due to subsidiaries	26	—	65	(91)	—
Other	266	—	190	—	456
Deferred revenue	730	52	80	—	862
Deferred taxes	—	—	71	—	71

TOTAL CURRENT LIABILITIES	15,468	418	5,413	(1,658)	19,641
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	12,951	217	2,369	—	15,537
Financial liabilities
Due to subsidiaries	—	299	—	(299)	—
Other	10,564	—	1,583	—	12,147
Deferred revenue	534	97	191	—	822
Deferred taxes	43	—	36	4	83

TOTAL LONG-TERM LIABILITIES	24,092	613	4,179	(295)	28,589
MEMBERS’ INTEREST (DEFICIT):
Membership interests	—	—	409	(409)	—
Contributed capital	2,647	1,660	1,810	(3,470)	2,647
Accumulated income (losses)	(2,586)	(623)	1,337	(714)	(2,586)
Accumulated other comprehensive loss	(7,320)	—	(1,070)	1,070	(7,320)

TOTAL MEMBERS’ INTEREST (DEFICIT)	(7,259)	1,037	2,486	(3,523)	(7,259)

TOTAL LIABILITIES AND MEMBERS’ INTEREST (DEFICIT)	$32,301	$2,068	$12,078	$(5,476)	$40,971

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows (in millions of dollars):

	Year Ended December 31, 2013
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$4,708	$593	$1,551	$(1,316)	$5,536

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(2,606)	(53)	(775)	—	(3,434)
Proceeds from disposals of property, plant and equipment	4	—	4	—	8
Purchases of equipment and other assets on operating leases	—	(28)	—	—	(28)
Proceeds from disposals of equipment and other assets on operating leases	—	5	1	—	6
Change in restricted cash	45	—	(7)	—	38
Other	(3)	—	(3)	3	(3)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(2,560)	(76)	(780)	3	(3,413)

CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Canadian Health Care Trust Note	—	—	(45)	—	(45)
Repayments of Auburn Hills Headquarters loan	—	—	(55)	—	(55)
Repayments of Mexican development banks credit facility	—	—	(31)	—	(31)
Repayments of Tranche B Term Loan	(30)	—	—	—	(30)
Repayment of Tranche B Term Loan in connection with amendment	(790)	—	—	—	(790)
Proceeds from Tranche B Term Loan in connection with amendment	790	—	—	—	790
Debt issuance costs	(30)	—	—	—	(30)
Net proceeds from other financial obligations —related party	(16)	—	12	—	(4)
Net repayments of other financial obligations —third party	(85)	—	(2)	—	(87)
Distribution for state tax withholding obligations on behalf of members	(20)	—	—	—	(20)
Dividends issued to subsidiaries	—	(6)	(128)	134	—
Net increase (decrease) in loans to subsidiaries	(821)	(467)	106	1,182	—
Other	—	—	3	(3)	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,002)	(473)	(140)	1,313	(302)

Effect of exchange rate changes on cash and cash equivalents	—	—	(91)	—	(91)
Net change in cash and cash equivalents	1,146	44	540	—	1,730
Cash and cash equivalents at beginning of period	9,110	127	2,377	—	11,614

Cash and cash equivalents at end of period	$10,256	$171	$2,917	$—	$13,344

Condensed Consolidating Statements of Cash Flows —Continued

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$4,708	$(195)	$1,576	$(268)	$5,821

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(2,860)	(56)	(717)	—	(3,633)
Proceeds from disposals of property, plant and equipment	8	—	1	—	9
Purchases of equipment and other assets on operating leases	—	(10)	(113)	—	(123)
Proceeds from disposals of equipment and other assets on operating leases	—	18	69	—	87
Change in restricted cash	88	—	2	—	90
Proceeds from the sale of certain international dealerships to Fiat, net	—	—	11	—	11
Change in loans and notes receivable	2	—	—	—	2

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(2,762)	(48)	(747)	—	(3,557)

CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Tranche B Term Loan	(30)	—	—	—	(30)
Repayments of Mexican development banks credit facility	—	—	(15)	—	(15)
Repayments of Gold Key Lease financing	—	—	(41)	—	(41)
Repayment of Canadian Health Care Trust Note	—	—	(25)	—	(25)
Repayments of Auburn Hills Headquarters loan	—	—	(50)	—	(50)
Net repayment of other financial liabilities	(72)	—	(12)	—	(84)
Distribution for state tax withholding obligations on behalf of members	(6)	—	—	—	(6)
Dividends issued to subsidiaries	—	(15)	(75)	90	—
Net increase (decrease) in loans to subsidiaries	(133)	62	(107)	178	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(241)	47	(325)	268	(251)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—
Net change in cash and cash equivalents	1,705	(196)	504	—	2,013
Cash and cash equivalents at beginning of period	7,405	323	1,873	—	9,601

Cash and cash equivalents at end of period	$9,110	$127	$2,377	$—	$11,614

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$3,931	$249	$1,842	$(1,419)	$4,603

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(2,000)	(145)	(864)	—	(3,009)
Proceeds from disposals of property, plant and equipment	7	13	15	—	35
Purchases of equipment and other assets on operating leases	—	(35)	—	—	(35)
Proceeds from disposals of equipment and other assets on operating leases	—	16	688	—	704
Change in restricted cash	41	—	174	—	215
Change in loans and notes receivable	4	—	2	—	6
Proceeds from U.S. Dealer Automotive Receivables Transition LLC	96	—	—	—	96
Changes in investments in subsidiaries	2	—	—	(2)	—
Other	18	—	—	—	18

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,832)	(151)	15	(2)	(1,970)

CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of U.S. Treasury first lien credit facilities	(5,460)	—	—	—	(5,460)
Repayment of Export Development Canada credit facilities	—	—	(1,723)	—	(1,723)
Proceeds from Secured Senior Notes	3,160	—	—	—	3,160
Proceeds from Tranche B Term Loan	2,933	—	—	—	2,933
Repayments of Tranche B Term Loan	(15)	—	—	—	(15)
Proceeds from Mexican development banks credit facilities	—	—	217	—	217
Repayments of Gold Key Lease financing	—	—	(584)	—	(584)
Repayment of Canadian Health Care Trust Note	—	—	(26)	—	(26)
Repayments of Auburn Hills Headquarters loan	—	—	(13)	—	(13)
Net repayment of other financial liabilities	(74)	—	(7)	—	(81)
Debt issuance costs	(67)	—	(5)	—	(72)
Proceeds from Fiat’s incremental equity call option exercise	1,268	—	—	—	1,268
Distribution for state tax withholding obligations on behalf of members	(9)	—	—	—	(9)
Dividends issued to subsidiaries	—	(10)	(218)	228	—
Return of capital from subsidiaries	—	—	(2)	2	—
Net increase (decrease) in loans to subsidiaries	(1,301)	152	(42)	1,191	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	435	142	(2,403)	1,421	(405)

Effect of exchange rate changes on cash and cash equivalents	—	—	26	—	26
Net change in cash and cash equivalents	2,534	240	(520)	—	2,254
Cash and cash equivalents at beginning of period	4,871	83	2,393	—	7,347

Cash and cash equivalents at end of period	$7,405	$323	$1,873	$—	$9,601